Changes in non-cash working capital increase (decrease) (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Changes in Non-cash Working Capital (Increase) Decrease

	Year ended December 31
	2021	2020
Restricted cash	$—	$2.4
Accounts receivable	(28.1)	22.6
Prepaid expenses and other	(1.7)	0.6
Accounts payable and accrued liabilities (1)	40.0	(41.3)
Acquisition (Note 4)	2.8	—

	13.0	(15.7)

Operating activities	(5.1)	(6.6)
Investing activities	18.1	(9.1)

	$13.0	$(15.7)

Interest paid in cash	$30.1	$25.5
Income taxes paid (recovered) in cash	$—	$—

(1)	Includes share-based compensation plans.